Income Taxes Operating Loss Carryforwards (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2013	Mar. 30, 2012
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Finite amount of NOL carryforwards subject to expiration	$ 122
Net operating loss (NOL) carryforwards	3,661	3,272
Last year in which NOLs will expire	2021
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss (NOL) carryforwards	5	14
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss (NOL) carryforwards	782	467
Tax Credit Carryforward, Amount	67	69
Deferred Tax Assets, Capital Loss Carryforwards	$ 411	$ 0
Last year in which NOLs will expire	2033